Report of Independent Registered
Public Accounting Firm

To the Board of Directors and
Shareholders of BBR ALO Fund, LLC

In planning and performing our audit
of the financial statements of BBR ALO
Fund, LLC (the "Fund") as of and for
the year ended March 31, 2024, in
accordance with the standards of the
Public Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Fund's internal control
over financial reporting, including
controls over safeguarding securities,
as a basis for designing our auditing
procedures for the purpose of
expressing our opinion on the financial
statements and to comply with the
requirements of Form N-CEN, but not
for the purpose of expressing an
opinion on the effectiveness of the
Fund's internal control over financial
reporting. Accordingly, we do not
express an opinion on the effectiveness
of the Fund's internal control over
financial reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In
fulfilling this responsibility,
estimates and judgments by management
are required to assess the expected
benefits and related costs of controls.
A company's internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the reliability
of financial reporting and the
preparation of financial statements
for external purposes in accordance
with generally accepted accounting
principles. A company's internal
control over financial reporting
includes those policies and procedures
that (1) pertain to the maintenance
of records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the company; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the
risk that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.
A deficiency in internal control
over financial reporting exists when
the design or operation of a control
does not allow management or employees,
in the normal course of performing
their assigned functions, to prevent
or detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control
over financial reporting, such that
there is a reasonable possibility
that a material misstatement of the
company's annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not necessarily
disclose all deficiencies in internal
control over financial reporting that
might be material weaknesses under
standards established by the PCAOB.
However, we noted no deficiencies in
the Fund's internal control over
financial reporting and its operation,
including controls over safeguarding
securities, that we consider to be a
material weakness as defined above as
of March 31, 2024.

This report is intended solely for the
information and use of the Board of
Directors of BBR ALO Fund, LLC and the
Securities and Exchange Commission
and is not intended to be and should
not be used by anyone other than these
specified parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
May 30, 2024